Share-based Compensation - Summary of Changes in Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	66,700	165,820
Forfeited | shares	(7,520)	(74,640)
Expired | shares	(20,300)	(24,480)
Ending balance | shares	38,880	66,700
Weighted average exercise price, beginning balance | $ / shares	$ 39.77	$ 46.91
Weighted average exercise price, Forfeited | $ / shares	40.04	63.86
Weighted average exercise price, Expired | $ / shares	6.25	14.68
Weighted average exercise price, ending balance | $ / shares	$ 57.22	$ 39.77
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	54,400	123,200
Forfeited | shares	(4,000)	(52,800)
Expired | shares	(25,600)	(16,000)
Ending balance | shares	24,800	54,400
Weighted average exercise price, beginning balance | $ / shares	$ 38.62	$ 42.26
Weighted average exercise price, Forfeited | $ / shares	39.06	54.55
Weighted average exercise price, Expired | $ / shares	18.75	14.07
Weighted average exercise price, ending balance | $ / shares	$ 59.07	$ 38.62